Cover	Mar. 14, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2022
Entity File Number	001-40764
Entity Registrant Name	CHW Acquisition Corporation
Entity Central Index Key	0001842356
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Manhattanville Road
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	603-5016
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Redeemable Warrant
Trading Symbol	CHWAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share, included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	CHWA
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the Units, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	CHWAW
Security Exchange Name	NASDAQ